FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION TECHNIQUES
Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
June 30, 2022

L1 Capital Warrants	$-	$-	$3,549,984

SCHEDULE OF QUANTITATIVE FAIR VALUE MEASUREMENTS INPUTS

	January 24, 2022	May 23, 2022	June 30, 2022
Exercise price	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$6.55
Expected term from grant date (in years)	5.00	5.00	5.00
Expected volatility	97.80%	95.90%	97.43%
Risk-free interest rate	1.54%	2.88%	3.01%
Dividend yield (per share)	-%	-%	-%

SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES

Issuance of 383,620 warrants as of January 24, 2022 (Initial Warrant)	$915,644
Issuance of 383,620 warrants as of May 23, 2022 (Second Warrant)	4,833,390
50,000 Warrants exercised on June 16, 2022	(119,343)
Change in fair value of warrant liability	(2,079,707)
Fair value as of June 30, 2022	$3,549,984